UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                     (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

Nebraska Fund

Schedule of Investments
(Unaudited)

As of February 28, 2018
	Shares	Value (Note 1)

COMMON STOCKS - 82.98%

Consumer Discretionary - 2.94%
The Buckle, Inc.	9,976	$209,995
		209,995
Consumer Staples - 8.51%
Conagra Brands, Inc.	2,488	89,891
Hormel Foods Corp.	2,565	83,260
John B Sanfilippo & Son, Inc.	1,486	85,802
Kellogg Co.	1,350	89,370
Sysco Corp.	1,512	90,191
Tyson Foods, Inc.	1,145	85,165
Walmart, Inc.	918	82,629
		606,308
Energy - 3.41%
Green Plains, Inc.	13,279	243,006
		243,006
Financials - 27.83%
* Berkshire Hathaway, Inc.	4,149	859,673
Lincoln National Corp.	1,187	90,414
Nelnet, Inc.	5,396	298,614
TD Ameritrade Holding Corp.	12,778	734,735
		1,983,436
Health Care - 7.14%
Becton Dickinson and Co.	423	93,914
GlaxoSmithKline PLC	2,526	91,719
National Research Corp.	8,136	230,249
Pfizer, Inc.	2,558	92,881
		508,763
Industrials - 29.35%
Kawasaki Heavy Industries Ltd.	6,485	95,005
Lindsay Corp.	3,315	293,179
Union Pacific Corp.	5,243	682,901
Valmont Industries, Inc.	3,721	547,359
Werner Enterprises, Inc.	12,717	473,708
		2,092,152
Information Technology - 2.70%
CSG Systems International, Inc.	2,106	98,308
* PayPal Holdings, Inc.	1,186	94,180
		192,488
Telecommunications - 1.10%
Windstream Holdings, Inc.	49,698	78,523
		78,523

Total Common Stocks (Cost $5,805,195)		5,914,671

		(Continued)

Nebraska Fund

Schedule of Investments
(Unaudited)

As of February 28, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCT - 4.24%

SPDR S&P Regional Banking ETF		4,910	$302,063

Total Exchange-Traded Product (Cost $299,450)			302,063

LIMITED PARTNERSHIPS - 6.21%

America First Multifamily Investors LP		36,143	224,087
Green Plains Partners LP		12,218	218,702

Total Limited Partnerships (Cost $449,466)			442,789

SHORT-TERM INVESTMENT - 5.01%

§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 0.95%		357,399	357,399

Total Short-Term Investment (Cost $357,399)			357,399

Total Value of Investments (Cost $6,911,510)(a) - 98.44%			$7,016,922

Other Assets Less Liabilities - 1.56%			110,877

Net Assets - 100.00%			$7,127,799

* Non income-producing investment	The following acronym or abbreviation is used in this portfolio:
§ 7-day effective yield	PLC - Public Limited Company

Summary of Investments
by Sector	% of Net
	Assets	Value
Consumer Discretionary	2.94%	$209,995
Consumer Staples	8.51%	606,308
Energy	3.41%	243,006
Financials	27.83%	1,983,436
Health Care	7.14%	508,763
Industrials	29.35%	2,092,152
Information Technology	2.70%	192,488
Telecommunications	1.10%	78,523
Exchange-Traded Product	4.24%	302,063
Limited Partnerships	6.21%	442,789
Short-Term Investment	5.01%	357,399
Other Assets Less Liabilities	1.56%	110,877
Total Net Assets	100.00%	$7,127,799

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$286,979
Aggregate Gross Unrealized Depreciation			(181,567)

Net Unrealized Appreciation			$105,412

			(Continued)

Nebraska Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation

The Nebraska Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Nebraska Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2018:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$5,914,671	$5,914,671	$-	$-
Exchange-Traded Product	302,063	302,063	-	-
Limited Partnerships	442,789	442,789	-	-
Short-Term Investment	357,399	357,399	-	-
Total	$7,016,922	$7,016,922	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: April 16, 2018	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: April 16, 2018	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: April 16, 2018	Ashley E. Harris Treasurer and Principal Financial Officer